Credit Facilities (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Lease Liabilities Explanatory
The lease liability on the Company’s offices located in Vancouver, Canada and the Cayman Islands is as follows:

	December 31	December 31

(in thousands)	2023	2022

Current portion	$604	$818

Long-term portion	5,625	1,152

Total lease liabilities	$6,229	$1,970

Summary of Finance Lease Maturity Analys is Explanatory
The maturity analysis, on an undiscounted basis, of these leases is as follows:

(in thousands)	December 31 2023

Not later than 1 year	$898

Later than 1 year and not later than 5 years	2,548

Later than 5 years	4,769

Total lease liabilities	$8,215

Summary of Company's Finance Costs
A summary of the Company’s finance costs associated with the above facilities during the period is as follows:

		Years Ended December 31

(in thousands)	Note	2023	2022

Costs related to undrawn credit facilities	17.1	$5,162	$5,262

Interest expense - lease liabilities	17.2	207	91

Letters of guarantee	5.3	141	233

Total finance costs		$5,510	$5,586